Cash Trust Series, Inc.

Municipal Cash Series
A Portfolio of Cash Trust Series, Inc.

Supplement to the Prospectus dated July 31, 2007

Please delete the section entitled “TEMPORARY DEFENSIVE INVESTMENTS” and replace with the following:

TEMPORARY INVESTMENTS

The Municipal Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic, or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund's investment returns.  If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent to fail to meet its investment objectives.

Under the section entitled “What are the Principal Securities in Which Each Fund Invests?”, please delete the security description entitled “Variable-Rate Demand Instruments” and replace with the following:

Variable-Rate Demand Instruments

The Municipal Fund may principally invest in variable-rate demand instruments. Variable-rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments invested in by the Fund, referred to as “synthetic variable rate demand instruments,” have certain features, such as call features, that make it possible that the Fund will realize capital gains.

Under the section entitled “Account and Share Information”, please delete the sub-section entitled “DIVIDENDS AND CAPITAL GAINS” and replace with the following:

DIVIDENDS AND CAPITAL GAINS

The Funds declare any dividends daily and pays them monthly to shareholders.

The Funds may establish alternative days for payment of dividends each month at the election of your financial intermediary’s firm. Each investment firm must elect the same payment date for all shareholder accounts that are traded through the same system maintained by the firm. Unless the transfer agent is otherwise notified, each investment firm will be deemed to elect to receive dividends on the last day of each month. If you purchase Shares directly from a Fund, you will receive dividends on the last day of each month.

The Funds do not expect to realize any capital gains or losses. However, certain securities in which the Municipal Fund invests, such as synthetic variable rate demand instruments, have certain features, such as call features, that make it possible that the Municipal Fund will realize capital gains.

If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. See “Tax Information” below for information on the tax consequences of the Municipal Fund realizing a capital gain.

March 18, 2008

Federated Securities Corp., Distributor

Cusip 147551303

38188 (3/08)

Municipal Cash Series
A Portfolio of Cash Trust Series, Inc.

Supplement to the Prospectus dated July 31, 2007

Please delete the section entitled “TEMPORARY DEFENSIVE INVESTMENTS” and replace with the following:

TEMPORARY INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic, or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund's investment returns.  If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent to fail to meet its investment objectives.

Under the section entitled “What are the Principal Securities in Which the Fund Invests?” please delete the security description entitled “Variable-Rate Demand Instruments” and replace with the following:

Variable-Rate Demand Instruments

The Municipal Fund may principally invest in variable-rate demand instruments. Variable-rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments invested in by the Fund, referred to as “synthetic variable rate demand instruments,” have certain features, such as call features, that make it possible that the Fund will realize capital gains.

Under the section entitled “Account and Share Information”, please delete the sub-section entitled “DIVIDENDS AND CAPITAL GAINS” and replace with the following:

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

The Fund may establish alternative days for payment of dividends each month at the election of your financial intermediary’s firm. Each investment firm must elect the same payment date for all shareholder accounts that are traded through the same system maintained by the firm. Unless the transfer agent is otherwise notified, each investment firm will be deemed to elect to receive dividends on the last day of each month. If you purchase Shares directly from the Fund, you will receive dividends on the last day of each month.

The Fund does not expect to realize any capital gains or losses. However, certain securities in which the Fund invests, such as synthetic variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.

If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. See “Tax Information” below for information on the tax consequences of the Fund realizing a capital gain.

March 18, 2008

Federated Securities Corp., Distributor

Cusip 147551303

38189 (3/08)

Municipal Cash Series
A Portfolio of Cash Trust Series, Inc.

Supplement to the Statement of Additional Information dated July 31, 2007

Please delete the heading of the section entitled “TEMPORARY DEFENSIVE INVESTMENTS” and the first sentence of the section entitled “TEMPORARY DEFENSIVE INVESTMENTS” and replace with the following:

TEMPORARY INVESTMENTS

The Fund may make temporary investments in the following taxable securities:

March 18, 2008

Federated Securities Corp., Distributor

Cusip 147551303

38300 (3/08)